Cover Page	Dec. 03, 2025
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2025
Entity Registrant Name	XEROX HOLDINGS CORPORATION
Entity Central Index Key	0001770450
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $1.00
Trading Symbol	XRX
Security Exchange Name	NASDAQ
Entity File Number	001-39013
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	83-3933743
Entity Address, Address Line One	401 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851-1056
City Area Code	(203)
Local Phone Number	849-5216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
XEROX CORPORATION
Entity Information [Line Items]
Entity Registrant Name	XEROX CORPORATION
Entity Central Index Key	0000108772
Entity Emerging Growth Company	false
Entity File Number	001-04471
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	16-0468020